Declaration of Distributions - Additional Information (Detail) - $ / shares	Feb. 26, 2025	Jan. 31, 2025
Class A Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.2038	$ 0.1841
Class A Common stock | O 2024 Q3 Dividends [Member]
Dividend Declared [Line Items]
Cash distribution record date end	Mar. 31, 2025	Feb. 28, 2025
Class T Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.2038	$ 0.1841
Class T Common stock | O 2024 Q3 Dividends [Member]
Dividend Declared [Line Items]
Cash distribution record date end	Mar. 31, 2025	Feb. 28, 2025